ADVANCES TO SUPPLIERS, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Investments in and Advances to Affiliates [Abstract]
ADVANCES TO SUPPLIERS, NET

Note 5 - ADVANCES TO SUPPLIERS, NET

Advances to suppliers consisted of the following:

	June 30,	December 31,
	2025	2024
Advances to suppliers	6,004,037	1,639,728
Provision for impairment	(1,762,946)	(1,539,867)
Advances to suppliers, net	$4,241,091	$99,861

For the six months ended June 30, 2025 and 2024, the Company recorded provision of $223,079 and $14,748,044 for the advances to suppliers.

Note 5 - ADVANCES TO SUPPLIERS, NET

Advances to suppliers consisted of the following:

	December 31,	December 31,
	2024	2023
Advances to suppliers	1,639,727	3,512,292
Provision for impairment	(1,539,867)	(3,508,411)
	$99,861	$3,881

For the year ended December 31, 2024, 2023 and 2022, the Company recorded provision of $1,539,867, 3,508,411 and nil for the advances to suppliers.